FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures.

  As at June 30, 2014, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that qualified for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At June 30, 2014, the zero cost collars hedged $120.0 million of 2014 expenditures and the Company recognized mark-to-market adjustments in accumulated other comprehensive income (loss).

  Amounts deferred in accumulated other comprehensive income (loss) are reclassified to the production costs line item on the interim unaudited consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred. Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2014 and 2013 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period end such that no derivatives were outstanding as at June 30, 2014 or June 30, 2013. The call option premiums were recognized in the (loss) gain on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss).

  Commodity Price Risk Management

  To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instrument contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts that expired in 2013 and totaled 10.5 million gallons of heating oil were entered into at an average price of $2.99 per gallon, which was approximately 55.0% of the Meadowbank mine's expected 2013 diesel fuel operating costs. These contracts qualified for hedge accounting and the related market-to-market adjustments prior to settlement were recognized in accumulated other comprehensive income (loss). No heating oil derivative financial instrument contracts expired during the three or six months ended June 30, 2014.

  Amounts deferred in accumulated other comprehensive income (loss) are reclassified to the production costs line item on the interim unaudited consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  As at June 30, 2014 and December 31, 2013, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its by-product metal sales.

  Common Shares Held in Depositary Relating to Convertible Debentures Acquired from Osisko

  As part of the Company's joint acquisition of Osisko on June 16, 2014 (see note 14 for details), 871,680 Agnico Eagle common shares were contributed to a depositary to satisfy the convertible debentures acquired from Osisko if converted in the future.

  These Agnico Eagle common shares are not considered outstanding as they are non-voting and as accrued dividends may revert back to the Company. These common shares are excluded from the calculation of basic net income per share and are included in the calculation of diluted net income per share (see note 6 for net income per share calculations).

  Agnico Eagle has recorded a derivative financial instrument liability relating to the potential delivery of its common shares relating to the convertible debentures acquired from Osisko on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets. Related fair value gains and losses are reported on the (loss) gain on derivative financial instrument line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss).

  The following table sets out a summary of the amounts recognized in the (loss) gain on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Premiums realized on written foreign exchange call options	$1,178	$789	$2,010	$1,473
Mark-to-market (loss) gain on derivative equity contracts(i)	(500)	498	(948)	1,331
Realized loss on warrants	—	—	(185)	—
Mark-to-market gain (loss) on warrants(i)	2,197	(3,223)	5,326	(1,758)
Mark-to-market loss on common shares held in depositary relating to convertible debentures acquired from Osisko(i)	(4,219)	—	(4,219)	—

(Loss) gain on derivative financial instruments	$(1,344)	$(1,936)	$1,984	$1,046

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the (loss) gain on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the interim unaudited consolidated statements of cash flows.